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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number: ______

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fontana Capital, L.L.C.
Address: 99 Summer St.
         Suite 220
         Boston, MA 02110

Form 13F File Number: 28-11622

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Nicolas Nesta
Title: COO
Phone: (617) 399-7177

Signature, Place, and Date of Signing:


Nicolas Nesta                           BOSTON, MA              May 14, 2009
------------------------------   ------------------------   --------------------
[Signature]                           [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:          1
Form 13F Information Table Value Total:        176
                                        (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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
            Column 1                 Column 2     Column 3 Column 4      Column 5       Column 6  Column 7      Column 8
--------------------------------- -------------- --------- -------- ------------------ ---------- -------- -----------------
                                                                                                            VOTING AUTHORITY
                                                             VALUE  SHRS OR SH / PUT / INVESTMENT   OTHER  -----------------
         NAME OF ISSUER           TITLE OF CLASS   CUSIP   (X$1000) PRN AMT PRN  CALL  DISCRETION MANAGERS  SOLE SHARED NONE
--------------------------------- -------------- --------- -------- ------- ---- ----- ---------- -------- ----- ------ ----
STEWART INFORMATION SVCS CORP CMN      COM       860372101    176    9,022  SH            SOLE             9,022